Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 58		$ 174,322	$ (11)	$ (86,475)	$ 87,894
Balance (in shares) at Dec. 31, 2018	21,018,919
Stock-based compensation	$ 0		2,231	0	0	2,231
Exercise of options and restricted stock units	$ 0		143	0	0	143
Exercise of options and restricted stock units (in shares)	120,466
Unrealized gain (loss) on marketable debt securities	$ 0		0	46	0	46
Net loss	0		0	0	(20,461)	(20,461)
Balance at Dec. 31, 2019	$ 58		176,696	35	(106,936)	69,853
Balance (in shares) at Dec. 31, 2019	21,139,385
Stock-based compensation	$ 0		2,066	0	0	2,066
Exercise of options and restricted stock units	$ 0	[1]	61	0	0	$ 61
Exercise of options and restricted stock units (in shares)	50,290					2,781
Issuance of common stock upon stock option exercises						$ 61
Issuance of Ordinary Shares	$ 0		707	0	0	707
Issuance of Ordinary Shares (In shares)	136,300
Unrealized gain (loss) on marketable debt securities	$ 0		0	237	0	237
Net loss	0		0	0	(28,771)	(28,771)
Balance at Dec. 31, 2020	$ 58		$ 179,530	$ 272	$ (135,707)	$ 44,153
Balance (in shares) at Dec. 31, 2020	21,325,975

[1]	Represents amount less than $1